UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03946

UBS Managed Municipal Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2012

Item 1.  Schedule of Investments

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—87.87%
California Educational Facilities Authority Revenue (California Institute of Technology),
Series B,
0.140% , VRD	10,750,000	10,750,000
California Educational Facilities Authority Revenue Refunding (Stanford University),
Series L-5,
0.130%, VRD	7,000,000	7,000,000
Series L-6,
0.130%, VRD	5,100,000	5,100,000
California Educational Facilities Authority Revenue (University of Southern California),
Series A (Barclays Capital Municipal Trust Receipts Series 11B),
0.170% , VRD[1,2]	5,200,000	5,200,000
California Educational Facilities Authority Revenue (Wells Fargo Stage Trust Floater Certificates),
Series 42C,
0.190% , VRD[1,2]	10,070,000	10,070,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems),
Series A,
0.140%, VRD	1,500,000	1,500,000
0.150%, VRD	5,800,000	5,800,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital),
Series B-1,
0.160%, VRD	32,200,000	32,200,000
California Health Facilities Financing Authority Revenue (Scripps Health),
Series B,
0.150%, VRD	9,075,000	9,075,000
Series C,
0.110%, VRD	8,000,000	8,000,000
0.110%, VRD	16,100,000	16,100,000
Series F,
0.140%, VRD	5,035,000	5,035,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems),
Series B,
0.180%, VRD	14,510,000	14,510,000
Series C,
0.180%, VRD	16,465,000	16,465,000
California Housing Finance Agency Revenue (Home Mortgage),
Series H,
0.160% , VRD[3]	10,500,000	10,500,000
California Infrastructure & Economic Development Bank Revenue (California Academy),
Series E,
0.200% , VRD	7,050,000	7,050,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center),
Series A,
0.220% , VRD	28,765,000	28,765,000
California Infrastructure & Economic Development Bank Revenue (JSerra Catholic High School Project),
Series B,
0.200% , VRD	15,065,000	15,065,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California Infrastructure & Economic Development Bank Revenue (Rand Corp),
Series B,
0.230% , VRD	230,000	230,000
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation),
Series B,
0.200% , VRD	13,865,000	13,865,000
California Municipal Finance Authority Revenue (Chevron USA - Recovery Zone Bonds),
Series B,
0.110% , VRD	19,450,000	19,450,000
California Municipal Finance Authority Revenue (Westmont College),
Series A,
0.160% , VRD	5,000,000	5,000,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Exxon Project),
0.100% , VRD	6,800,000	6,800,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.100% , VRD	17,350,000	17,350,000
California State Economic Recovery,
Series C-4,
0.200%, VRD	12,445,000	12,445,000
Series C-5,
0.160%, VRD	11,955,000	11,955,000
California State Enterprise Development Authority Revenue (Robert Louise Stevenson School),
0.150% , VRD	7,650,000	7,650,000
California State,
Series A-1,
0.180%, VRD	2,000,000	2,000,000
Series A, Subseries A1-1,
0.150%, VRD	26,200,000	26,200,000
Series A, Subseries A1-2,
0.140%, VRD	10,000,000	10,000,000
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments),
Series K (FHLMC Insured),
0.180% , VRD	6,935,000	6,935,000
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula),
Series B,
0.160% , VRD	2,000,000	2,000,000
California Statewide Communities Development Authority Revenue (John Muir Health),
Series C,
0.180% , VRD	5,600,000	5,600,000
California Statewide Communities Development Authority Revenue (Sweep Loan Program),
Series A,
0.150% , VRD	4,905,000	4,905,000
California Statewide Communities Development Authority Revenue (University of San Diego),
0.160% , VRD	10,000,000	10,000,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California Statewide Communities Development Authority (Robert Louis Stevenson),
0.150% , VRD	6,000,000	6,000,000
Bay Area Toll Authority Toll Bridge Revenue (Bay Area),
Series A,
0.150% , VRD	14,865,000	14,865,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056),
0.210% , VRD[1,2]	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area),
Series F (Bank of America Austin Certificates, Series 2008-1058),
0.290% , VRD[1,2]	6,750,000	6,750,000
Cerritos Community College District Bond Anticipation Notes,
2.000% , due 04/30/12	5,000,000	5,005,434
Connecticut State Health & Educational Facilities Authority Revenue (Yale University),
Series Y-3,
0.170% , VRD	4,100,000	4,100,000
Contra Costa County Multi-Family Housing Revenue Refunding (Delta Square Apartments Project)
Series H (FNMA Insured),
0.170% , VRD	10,655,000	10,655,000
East Baton Rouge Parish Industrial Development Board, Inc., Revenue (ExxonMobil Project),
Series A,
0.150%, VRD	1,700,000	1,700,000
Series B,
0.150%, VRD	3,300,000	3,300,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069) (AGM-CR FGIC Insured),
0.190% , VRD[1,2]	15,000,000	15,000,000
Elsinore Valley Municipal Water District Certificates of Participation Refunding,
Series B,
0.150% , VRD	17,760,000	17,760,000
Fremont Certificates of Participation (Capital Improvement Financing Project),
0.170% , VRD	6,830,000	6,830,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-2,
0.200% , VRD	4,705,000	4,705,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-2,
0.200% , VRD	5,000,000	5,000,000
Houston Higher Education Finance Corp. (Rice University Project),
Series B,
0.190% , VRD	2,100,000	2,100,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16),
0.150% , VRD	3,345,000	3,345,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7),
Series A,
0.160% , VRD	5,880,000	5,880,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Irvine Unified School District,
Series A
0.170% , VRD	22,300,000	22,300,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore),
Series A (FNMA Insured),
0.160% , VRD	10,000,000	10,000,000
Los Angeles Wastewater Systems Revenue Refunding,
Series A (Barclays Capital Municipal Trust Receipts Series 2W),
0.180% , VRD[1,2]	3,750,000	3,750,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project),
0.200% , VRD	3,380,000	3,380,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments),
Series A (FNMA Insured),
0.180% , VRD	6,800,000	6,800,000
Metropolitan Water District Southern California Refunding (Special),
Series A,
0.130% , VRD	13,040,000	13,040,000
Metropolitan Water District Southern California Refunding,
Series A-1,
0.190% , VRD	13,250,000	13,250,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071),
0.190% , VRD[1,2]	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue Refunding,
Series A-2,
0.190% , VRD	9,650,000	9,650,000
Modesto Water Revenue Certificates of Participation Refunding,
Series A,
0.200% , VRD	9,950,000	9,950,000
Newport Beach Revenue Refunding (Hoag Memorial Hospital),
Series E,
0.170% , VRD	12,500,000	12,500,000
Orange County Apartment Development Revenue Refunding (Villas La Paz),
Series F (FNMA Insured),
0.170% , VRD	12,230,000	12,230,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G),
Series 3 (FNMA Insured),
0.170% , VRD	1,200,000	1,200,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs,
Series 2529Z), (AGM Insured),
0.190% , VRD[1,2]	1,075,000	1,075,000
Orange County Tax & Revenue Anticipation Notes,
2.000% , due 06/29/12	7,000,000	7,029,023
Orange County Water District Revenue Certificates of Participation,
Series A,
0.190% , VRD	6,815,000	6,815,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue,
Series A,
0.160% , VRD	3,200,000	3,200,000
Sacramento Municipal Utility District,
Series L,
0.160%, VRD	4,000,000	4,000,000
Series M,
0.170%, VRD	5,000,000	5,000,000
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments),
Series A (FNMA Insured),
0.160% , VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage—Mountain View),
Series A (FNMA Insured),
0.170% , VRD	3,650,000	3,650,000
San Bernardino County Tax & Revenue Anticipation Notes,
2.000% , due 06/29/12	7,000,000	7,028,854
San Diego County & School Districts Notes of Participation Tax & Revenue Anticipation Notes,
Series A,
2.000% , due 06/29/12	6,000,000	6,025,022
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
0.170%, VRD	8,100,000	8,100,000
Series B,
0.160%, VRD	2,020,000	2,020,000
San Francisco City & County Unified School District Tax & Revenue Anticipation Notes,
2.000% , due 06/29/12	7,000,000	7,028,685
Santa Barbara County Tax & Revenue Anticipation Notes,
2.000% , due 06/29/12	7,000,000	7,029,023
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series B,
0.150%, VRD	39,910,000	39,910,000
Series C,
0.140%, VRD	8,800,000	8,800,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (AGM Insured),
0.190% , VRD[1,2]	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates),
Series 2160 (AGM Insured),
0.240% , VRD[1,2]	4,110,000	4,110,000
Sonoma-Marin Area Transportation District, Measure Q Sales Tax Revenue Bonds,
Series A,
1.000% , due 01/10/13	10,000,000	10,016,527
South Placer Wastewater Authority Wastewater Revenue Refunding,
Series A,
0.160% , VRD	7,600,000	7,600,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
State Center Community College District (JP Morgan PUTTERs, Series 1972) (AGM Insured),
0.190% , VRD[1,2]	3,685,000	3,685,000
Ventura County Tax & Revenue Anticipation Notes,
2.250% , due 06/29/12	13,000,000	13,061,537
Total municipal bonds and notes (cost—$794,629,105)		794,629,105

Tax-exempt commercial paper—12.04%
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital),
Series B-2, Subseries 1,
0.130%, due 07/18/12	6,000,000	6,000,000
Series B-2, Subseries 2,
0.230%, due 06/07/12	8,000,000	8,000,000
Los Angeles County Capital Asset Lease,
0.140% , due 04/04/12	12,000,000	12,000,000
Los Angeles County Metropolitan Transportation,
0.170%, due 04/05/12	4,224,000	4,224,000
0.180%, due 04/12/12	2,500,000	2,500,000
Los Angeles Department of Water,
0.170%, due 04/05/12	5,000,000	5,000,000
0.130%, due 05/03/12	10,000,000	10,000,000
Los Angeles Harbor Department,
0.180% , due 05/14/12	10,000,000	10,000,000
Orange County Teeter Plan,
0.130% , due 05/09/12	10,000,000	10,000,000
Riverside County Teeter Plan,
0.130% , due 04/10/12	18,207,000	18,207,000
Sacramento Municipal Utility District,
0.140%, due 06/14/12	10,000,000	10,000,000
Santa Clara County Teeter Plan,
0.130% , due 04/02/12	13,000,000	13,000,000
Total tax-exempt commercial paper (cost—$108,931,000)		108,931,000
Total investments (cost—$903,560,105 which approximates cost for federal income tax purposes) [4]—99.91%		903,560,105
Other assets in excess of liabilities—0.09%		803,551
Net assets (applicable to 904,750,025 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		904,363,656

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	794,629,105	—	794,629,105
Tax-exempt commercial paper	—	108,931,000	—	108,931,000
Total	—	903,560,105	—	903,560,105

Weighted average maturity - 16 days

For more information regarding the Fund’s significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated December 31, 2011.

Fund footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities, which represent 7.84% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3	Security subject to Alternative Minimum Tax.
4

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—91.01%
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital),
0.170% , VRD	8,500,000	8,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System),
0.180% , VRD	2,410,000	2,410,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association),
0.170% , VRD	2,890,000	2,890,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A,
0.180%, VRD	9,000,000	9,000,000
0.190%, VRD	1,150,000	1,150,000
Series A-2,
0.190%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue (Columbia University),
Series B,
0.130% , VRD	3,100,000	3,100,000
New York State Dormitory Authority Revenue (Rockefeller University),
Series A,
0.190% , VRD	7,700,000	7,700,000
New York State Dormitory Authority Revenue State Supported Debt (City University),
Series D,
0.170% , VRD	15,500,000	15,500,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University),
Series A,
0.180% , VRD	6,670,000	6,670,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library),
Series A,
0.170%, VRD	16,410,000	16,410,000
Series B,
0.170%, VRD	5,310,000	5,310,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester),
Series B,
0.200% , VRD	12,890,000	12,890,000
New York State Dormitory Authority Revenue (Wagner College),
0.160% , VRD	3,010,000	3,010,000
New York State Dormitory Authority State Personal Income Tax Revenue, Series F (JP Morgan PUTTERs, Series 3239),
0.190% , VRD[1,2]	3,600,000	3,600,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666),
0.190% , VRD[1,2]	3,185,000	3,185,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing),
Series A (FNMA Insured),
0.170% , VRD	19,500,000	19,500,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York State Housing Finance Agency Revenue (316 11th Avenue Housing),
Series A (FNMA Insured),
0.170% , VRD	17,075,000	17,075,000
New York State Housing Finance Agency Revenue (Normandie Court I Project),
0.200% , VRD	10,260,000	10,260,000
New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.170% , VRD	9,600,000	9,600,000
New York State Housing Finance Agency Revenue (West 37th Street Housing),
Series A,
0.170%, VRD	4,200,000	4,200,000
Series B,
0.170%, VRD	15,700,000	15,700,000
New York State Thruway Authority General Revenue Bond Anticipation Notes,
Series A,
2.000% , due 07/12/12	7,000,000	7,031,747
New York State Urban Development Corp. Revenue State Personal Income Tax,
Series B, (Barclays Capital Municipal Trust Receipts, Series 6W),
0.180% , VRD[1,2]	6,835,000	6,835,000
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.),
Series B,
0.170% , VRD	6,000,000	6,000,000
Brewster Central School District
1.500% , due 02/01/13	5,000,000	5,051,049
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding,
0.180% , VRD	13,740,000	13,740,000
Chemung County Industrial Development Agency Civic Facilities Revenue (Elmira College Project),
Series A,
0.160% , VRD	4,890,000	4,890,000
Connecticut State Health & Educational Facilities Authority Revenue (Yale University),
Series V-1,
0.170% , VRD	9,000,000	9,000,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College),
0.160%, VRD	14,800,000	14,800,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.),
0.190% , VRD	1,800,000	1,800,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.150% , VRD	6,600,000	6,600,000
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.),
Series A,
0.180% , VRD	9,540,000	9,540,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-2,
0.200%, VRD	4,200,000	4,200,000
Subseries C-1
0.200%, VRD	12,140,000	12,140,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-2,
0.200% , VRD	4,100,000	4,100,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project),
Series A-4,
0.210% , VRD	5,000,000	5,000,000
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas),
Series A,
0.180% , VRD	1,858,000	1,858,000
Longwood Central School District Suffolk County
1.500% , due 06/27/12	5,000,000	5,013,481
Lower Neches Valley Texas Authority Industrial Development Corp., Revenue (ExxonMobil Project),
0.160% , VRD	18,200,000	18,200,000
Metropolitan Transportation Authority,
Subseries B-1,
0.160% , VRD[1,2]	2,000,000	2,000,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project),
0.180% , VRD	7,130,000	7,130,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development),
Series A (FNMA Insured),
0.170% , VRD	5,000,000	5,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Marseilles Apartments),
Series A,
0.210% , VRD	2,055,000	2,055,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest),
Series A,
0.230% , VRD	31,255,000	31,255,000
New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments),
Series A (FHLMC Insured),
0.150% , VRD	2,000,000	2,000,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street),
Series A (FNMA Insured),
0.170% , VRD	11,100,000	11,100,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties),
Series A (FNMA Insured),
0.150% , VRD	5,200,000	5,200,000
New York City Industrial Development Agency Civic Facility Revenue (Abraham Joshua Heschel Project),
0.160% , VRD	5,895,000	5,895,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York City Industrial Development Agency Civic Facility Revenue (Jamaica First Parking LLC Project),
0.160% , VRD	3,835,000	3,835,000
New York City Industrial Development Agency Civic Facility Revenue (New York Psychotherapy),
0.160% , VRD	2,770,000	2,770,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-5,
0.130% , VRD	12,600,000	12,600,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs, Series 2559),
0.190% , VRD[1,2]	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue,
Series C (JP Morgan PUTTERs, Series 3236),
0.190%, VRD[1,2]	7,010,000	7,010,000
Series D (JP Morgan PUTTERs, Series 3240),
0.190%, VRD[1,2]	1,600,000	1,600,000
New York City Transitional Finance Authority (New York City Recovery),
Series 3,
0.150%, VRD	21,705,000	21,705,000
0.200%, VRD	23,795,000	23,795,000
New York City Trust for Cultural Resources Revenue (Lincoln Center of Arts),
Series B-1,
0.170% , VRD	5,300,000	5,300,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art),
Series A1,
0.180% , VRD	8,200,000	8,200,000
New York City,
Subseries H-2,
0.140%, VRD	150,000	150,000
Subseries L-4,
0.180%, VRD	15,450,000	15,450,000
Subseries L-6,
0.150%, VRD	26,340,000	26,340,000
North Hempstead Township Bond Anticipation Notes,
2.000% , due 06/08/12	7,000,000	7,022,358
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project),
0.180% , VRD	6,170,000	6,170,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue,
Series A,
0.160% , VRD	9,800,000	9,800,000
Puerto Rico Commonwealth Refunding (Public Improvement),
Series C-S-2, (AGM Insured),
0.180% , VRD	6,000,000	6,000,000
Riverhead Central School District,
1.500% , due 06/28/12	6,000,000	6,017,394

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project),
0.180% , VRD	3,775,000	3,775,000
Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital),
Series C,
0.180% , VRD	5,855,000	5,855,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project),
Series A-2,
0.200% , VRD	10,600,000	10,600,000
Tarrytowns Union Free School District Bond Anticipation Notes (School Building Improvements),
1.500% , due 08/10/12	7,245,000	7,274,468
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca),
Series B,
0.240% , VRD	3,650,000	3,650,000
Town of Brookhaven,
1.000% , due 09/28/12	6,000,000	6,017,518
Town of Islip,
1.000% , due 05/02/12	5,000,000	5,003,617
Town of Riverhead,
2.000% , due 06/01/12	3,865,000	3,871,532
Triborough Bridge & Tunnel Authority Revenues Refunding,
Subseries B-2,
0.260% , VRD	10,155,000	10,155,000
Triborough Bridge & Tunnel Authority Revenues,
Series A-3,
0.150%, VRD	10,000,000	10,000,000
Series B-2C,
0.180%, VRD	4,000,000	4,000,000
Series B-3,
0.180%, VRD	18,900,000	18,900,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project),
Series B,
0.160% , VRD	800,000	800,000
Westchester County Industrial Development Agency Civic Facilities Revenue (Mercy College Project),
Series B,
0.160% , VRD	7,140,000	7,140,000
Total municipal bonds and notes (cost—$649,676,164)		649,676,164

Tax-exempt commercial paper—9.48%
Metropolitan Transportation Authority,
0.180%, due 04/12/12	16,000,000	16,000,000
0.130%, due 05/02/12	12,000,000	12,000,000
0.140%, due 06/04/12	5,000,000	5,000,000
New York State Dormitory Authority (Columbia University),
0.140% , due 04/05/12	14,300,000	14,300,000
New York State Power Authority,
0.150%, due 04/20/12	14,897,000	14,897,000
0.130%, due 05/02/12	5,446,000	5,446,000
Total tax-exempt commercial paper (cost—$67,643,000)		67,643,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Total investments (cost—$717,319,164 which approximates cost for federal income tax purposes)[3]—100.49%		717,319,164
Liabilities in excess of other assets—(0.49)%		(3,466,799)
Net assets (applicable to 713,974,539 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		713,852,365

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	649,676,164	—	649,676,164
Tax-exempt commercial paper	—	67,643,000	—	67,643,000
Total	—	717,319,164	—	717,319,164

Weighted average maturity - 15 days

For more information regarding the Fund’s significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated December 31, 2011.

Fund footnotes

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.64% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Fund acronyms

AGM	Assured Guaranty Municipal Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2012 and reset periodically.

UBS Managed Municipal Trust

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2012